CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2021
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted bank deposits reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

	December 31,
	2020	2021
	(U.S. $ in thousands)
Cash and cash equivalents	$58,449	$44,439
Long-term restricted bank deposits	3,268	3,251
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$61,717	$47,690